Issued Capital, Equity Compensation, and Warrants - Summary of Changes to Number of Deferred Share Units (Details) - Deferred Share Units - shares shares in Thousands	12 Months Ended	15 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance	9
Number of shares granted	73	9
Number of shares converted into common shares	(41)
Number of shares outstanding balance	41	9